INCOME TAXES - Summary of Components of the Net Deferred Income Tax Asset Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Contract liabilities, contract assets and deferred income	$ 2,005	$ 1,525
Principal pension plans	702	159
Other compensation and benefits	261	314
Accrued expenses	403	400
Intangible assets	690	657
Tax loss carryforwards	6,775	6,561
Tax credits	806	723
Other	95	112
Total deferred tax assets	11,737	10,451
Valuation allowances	(9,706)	(8,244)
Total deferred tax assets after valuation allowances	2,031	2,207
Property, plant and equipment	(97)	(74)
Global investments, partnerships, joint ventures and non-consolidated	(588)	(686)
Other	(146)	(261)
Total deferred tax liabilities	(831)	(1,021)
Net deferred income tax asset (liability)	$ 1,200	$ 1,186